Share-based payments (Details 2) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average share price at the date of exercise of options during the year	$ 12.38	$ 6.37	$ 7.72
Weighted average remaining contractual life of outstanding share options	4 years 9 months 14 days	4 years 9 months 10 days	4 years 9 months 18 days
Vested	56,392	50,403	44,849
Unvested	320	12,125	28,169
Exercise Price Zero to US$ 0.10 [Member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	8.67%	28.65%	45.07%
Exercise Price US$ 0.11 to US$ 0.50 [Member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	30.51%	32.63%	28.20%
Exercise Price US$ 0.51 to US$ 15.00 [Member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	60.82%	38.72%	26.73%